UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21582
                                      ------------------------------------------

              Madison/Claymore Covered Call & Equity Strategy Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

              Madison/Claymore Covered Call & Equity Strategy Fund

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-505-3700

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: July 1, 2009 - September 30, 2009
                          ---------------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


MCN | MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

     NUMBER
   OF SHARES      DESCRIPTION                                                        VALUE
   -----------    --------------------------------------------         --------------------
                  LONG-TERM INVESTMENTS 110.1%
                  COMMON STOCKS (A) 106.7%
                  COMPUTERS 2.2%
      265,800     Dell, Inc. (b)                                              $  4,056,108
                                                                       --------------------

                  CONSUMER DISCRETIONARY 19.6%
      332,300     American Eagle Outfitters, Inc.                                5,602,578
      180,000     Bed Bath & Beyond, Inc. (b)                                    6,757,200
       80,000     Best Buy Co., Inc.                                             3,001,600
       80,000     Coach, Inc.                                                    2,633,600
      140,000     Home Depot, Inc.                                               3,729,600
      210,000     Lowe's Cos., Inc.                                              4,397,400
      140,000     Starbucks Corp. (b)                                            2,891,000
       55,000     Target Corp.                                                   2,567,400
      232,000     Williams-Sonoma, Inc.                                          4,693,360
                                                                       --------------------
                                                                                36,273,738
                                                                       --------------------
                  CONSUMER SERVICES 7.8%
      293,400     eBay, Inc. (b)                                                 6,927,174
      100,000     Garmin, Ltd. (Cayman Islands)                                  3,774,000
      130,000     Intuit, Inc. (b)                                               3,705,000
                                                                       --------------------
                                                                                14,406,174
                                                                       --------------------

                  ENERGY 9.7%
       68,000     Apache Corp.                                                   6,244,440
       32,000     Schlumberger, Ltd. (Netherlands Antilles)                      1,907,200
       47,000     Transocean, Ltd. (Switzerland) (b)                             4,019,910
       10,000     Unit Corp. (b)                                                   412,500
       70,000     Valero Energy Corp.                                            1,357,300
       96,000     XTO Energy, Inc.                                               3,966,720
                                                                       --------------------
                                                                                17,908,070
                                                                       --------------------

                  FINANCIALS 18.9%
       55,000     Affiliated Managers Group, Inc. (b)                            3,575,550
          300     American Express Co.                                              10,170
      205,278     Bank of America Corp.                                          3,473,304
      160,000     Capital One Financial Corp.                                    5,716,800
      420,000     Citigroup, Inc.                                                2,032,800
      260,000     Marshall & Ilsley Corp.                                        2,098,200
      150,000     Morgan Stanley                                                 4,632,000
      110,000     State Street Corp.                                             5,786,000
      255,000     Synovus Financial Corp.                                          956,250
      240,000     Wells Fargo & Co.                                              6,763,200
                                                                       --------------------
                                                                                35,044,274
                                                                       --------------------

                  HEALTH CARE 20.8%
       60,000     Biogen Idec, Inc. (b)                                          3,031,200
       85,000     Community Health Systems, Inc. (b)                             2,714,050
       85,045     Genzyme Corp. (b)                                              4,824,603
      102,000     Gilead Sciences, Inc. (b)                                      4,751,160
      310,000     Mylan, Inc. (b)                                                4,963,100
      270,000     Pfizer, Inc.                                                   4,468,500
      199,800     UnitedHealth Group, Inc.                                       5,002,992
       70,000     Varian Medical Systems, Inc. (b)                               2,949,100
       50,000     Waters Corp. (b)                                               2,793,000
       57,500     Zimmer Holdings, Inc. (b)                                      3,073,375
                                                                       --------------------
                                                                                38,571,080
                                                                       --------------------

                  INDUSTRIAL 1.5%
       50,000     United Parcel Services, Inc. - Class B                         2,823,500
                                                                       --------------------

                  INSURANCE 0.4%
      108,800     MGIC Investment Corp.                                            806,208
                                                                       --------------------

                  SOFTWARE 3.1%
       75,000     Check Point Software Technologies (Israel) (b)                 2,126,250
      220,000     Symantec Corp. (b)                                             3,623,400
                                                                       --------------------
                                                                                 5,749,650
                                                                       --------------------
                  TECHNOLOGY 22.7%
       80,000     Adobe Systems, Inc.  (b)                                       2,643,200
      130,000     Altera Corp.                                                   2,666,300
       90,000     Applied Materials, Inc.                                        1,206,000
      357,600     Cisco Systems, Inc. (b)                                        8,417,904
      440,000     EMC Corp. (b)                                                  7,497,600
      600,000     Flextronics International Ltd. (Singapore) (b)                 4,476,000
        3,000     Google, Inc. - Class A (b)                                     1,487,550
      190,000     Microsoft Corp.                                                4,919,100
      157,300     QLogic Corp. (b)                                               2,705,560
      164,000     Yahoo!, Inc. (b)                                               2,920,840
      122,000     Zebra Technologies Corp. - Class A (b)                         3,163,460
                                                                       --------------------
                                                                                42,103,514
                                                                       --------------------

                  TOTAL COMMON STOCKS - 106.7%
                  (Cost $278,259,728)                                          197,742,316
                                                                       --------------------

                  EXCHANGE-TRADED FUNDS - 3.4%
      150,000     Powershares QQQ                                                6,337,500
                                                                       --------------------
                  (Cost $6,442,707)

                  TOTAL LONG-TERM INVESTMENTS 110.1%
                  (Cost $284,702,435)                                          204,079,816
                                                                       --------------------

                  SHORT-TERM INVESTMENTS  1.9%
                  MONEY MARKET FUNDS 1.9%
    3,425,371     AIM Liquid Assets Money Market Fund                            3,425,371
                                                                       --------------------
                  (Cost $3,425,371)

                  TOTAL INVESTMENTS  112.0%
                  (Cost $288,127,806)                                          207,505,187
                  Other Assets in excess of Liabilities - 1.0%                   1,878,927
                  Borrowings - (1.6%)                                           (3,000,000)
                  Total Value of Options Written - (11.4%)                     (21,063,465)
                                                                       --------------------
                  NET ASSETS  100.0%                                         $ 185,320,649
                                                                       ====================


(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

   CONTRACTS
  (100 SHARES                                                                                    EXERCISE
 PER CONTRACT)    CALL OPTIONS WRITTEN (B)                                EXPIRATION DATE          PRICE              VALUE
   -----------------------------------------------------------         --------------------    ------------    -----------------

          200     Adobe Systems, Inc.                                     January 2010             $ 22.50          $   214,000

          450     Adobe Systems, Inc.                                     January 2010               30.00              195,750

          150     Adobe Systems, Inc.                                     October 2009               25.00              120,750

          300     Affiliated Managers Group, Inc.                         January 2010               50.00              487,500

          250     Affiliated Managers Group, Inc.                         December 2009              55.00              293,750

          400     Altera Corp.                                            December 2009              16.00              184,000

          400     Altera Corp.                                            January 2010               17.50              138,000

          300     Altera Corp.                                            January 2010               20.00               52,500

          200     Altera Corp.                                             March 2010                20.00               43,000

            2     American Express Co.                                    October 2009               27.50                1,300

        1,300     American Eagle Outfitters, Inc.                         January 2010               12.50              598,000

        1,000     American Eagle Outfitters, Inc.                         January 2010               15.00              265,000

          365     Apache Corp.                                            October 2009               75.00              615,025

          315     Apache Corp.                                            January 2010               95.00              173,250

          300     Applied Materials, Inc.                                 January 2010               15.00               14,250

          600     Applied Materials, Inc.                                 January 2010               12.50               96,000

        1,500     Bed Bath & Beyond, Inc.                                 January 2010               30.00            1,230,000

          300     Bed Bath & Beyond, Inc.                                 November 2009              32.50              165,000

          400     Best Buy Co., Inc.                                      January 2010               35.00              182,000

          200     Best Buy Co., Inc.                                      December 2009              38.00               51,000

          200     Biogen Idec, Inc.                                        April 2010                55.00               63,000

          400     Biogen Idec, Inc.                                       January 2010               50.00              160,000

          300     Capital One Financial Corp.                             December 2009              31.00              195,000

          600     Capital One Financial Corp.                             January 2010               36.00              240,000

          400     Capital One Financial Corp.                             January 2010               40.00               92,000

          750     Check Point Software Technologies (Israel)              January 2010               25.00              307,500

          300     Cisco Systems, Inc.                                     October 2009               19.00              135,750

        1,899     Cisco Systems, Inc.                                     January 2010               20.00              754,853

          500     Cisco Systems, Inc.                                     January 2010               22.50              104,750

          400     Cisco Systems, Inc.                                      April 2010                24.00               75,400

          400     Coach, Inc.                                             November 2009              20.00              516,000

          400     Coach, Inc.                                             November 2009              26.00              288,000

          200     Community Health Systems, Inc.                          January 2010               30.00               82,000

          450     Community Health Systems, Inc.                           March 2010                35.00              118,125

          700     Dell, Inc.                                              January 2010               12.50              220,500

        1,600     Dell, Inc.                                              January 2010               15.00              232,000

          358     Dell, Inc.                                              February 2010              17.00               29,177

        1,000     eBay, Inc.                                              January 2010               15.00              867,500

          400     eBay, Inc.                                              January 2010               17.50              254,000

          234     eBay, Inc.                                              January 2010               20.00              100,035

          800     eBay, Inc.                                              January 2010               24.00              141,600

          500     eBay, Inc.                                               April 2010                26.00               82,500

        1,700     EMC Corp.                                               January 2010               15.00              430,950

        1,200     EMC Corp.                                               January 2010               12.50              558,000

          400     EMC Corp.                                                April 2010                17.00               70,200

          500     EMC Corp.                                               January 2010               17.50               51,250

          400     Flextronics International Ltd. (Singapore)              October 2009                5.00               99,000

        1,500     Flextronics International Ltd. (Singapore)               April 2010                 7.50              184,500

          600     Garmin, Ltd. (Cayman Islands)                           October 2009               25.00              771,000

          200     Garmin, Ltd. (Cayman Islands)                           January 2010               34.00              114,000

          300     Genzyme Corp.                                           January 2010               55.00              163,500

          550     Genzyme Corp.                                           January 2010               60.00              166,375

          215     Gilead Sciences, Inc.                                   January 2010               48.00               52,675

          125     Gilead Sciences, Inc.                                   November 2009              50.00               10,625

           30     Google, Inc.                                            December 2009             410.00              268,500

          200     Home Depot, Inc.                                        November 2009              27.50               16,300

        1,000     Home Depot, Inc.                                        February 2010              28.00              132,000

          600     Intuit, Inc.                                            January 2010               30.00               57,000

          300     Intuit, Inc.                                             April 2010                27.50               86,250

          300     Lowe's Cos., Inc.                                       January 2010               22.50               27,750

          800     Lowe's Cos., Inc.                                       January 2010               24.00               42,000

        1,000     Lowe's Cos., Inc.                                       January 2010               25.00               32,500

          182     MGIC Investment Corp.                                   January 2010               10.00               15,015

          500     Microsoft Corp.                                         October 2009               25.00               51,250

          800     Microsoft Corp.                                         January 2010               24.00              206,000

          600     Microsoft Corp.                                         January 2010               25.00              115,500

          340     Mylan, Inc.                                             January 2010               12.50              127,500

        1,460     Mylan, Inc.                                             January 2010               15.00              262,800

          700     Mylan, Inc.                                             October 2009               15.00               77,000

          500     Powershares QQQ                                         December 2009              36.00              332,250

        1,000     Powershares QQQ                                         December 2009              40.00              337,000

          400     QLogic Corp.                                            January 2010               12.50              196,000

        1,173     QLogic Corp.                                            January 2010               15.00              328,440

          320     Schlumberger, Ltd. (Netherlands Antilles)               January 2010               60.00              160,000

        1,000     Starbucks Corp.                                         January 2010               12.50              825,000

          200     Starbucks Corp.                                         October 2009               13.00              153,500

          200     Starbucks Corp.                                         January 2010               19.00               55,300

          300     State Street Corp.                                      November 2009              40.00              391,500

          600     State Street Corp.                                      November 2009              50.00              312,000

          700     Symantec Corp.                                          October 2009               17.50                8,750

          700     Symantec Corp.                                          January 2010               20.00               17,500

          350     Target Corp.                                            October 2009               40.00              234,500

          100     Target Corp.                                            January 2010               44.00               47,250

          100     Target Corp.                                            January 2010               46.00               35,250

          270     Transocean, Ltd. (Switzerland)                          January 2010               85.00              202,500

          100     Unit Corp.                                              December 2009              40.00               42,000

          150     United Parcel Services, Inc.                            January 2010               55.00               57,750

          200     United Parcel Services, Inc.                            October 2009               55.00               44,000

          150     United Parcel Services, Inc.                            January 2010               60.00               22,500

          533     Varian Medical Systems, Inc.                            January 2010               40.00              223,860

          167     Varian Medical Systems, Inc.                            November 2009              35.00              123,580

          100     Waters Corp.                                            January 2010               45.00              117,000

          400     Waters Corp.                                            January 2010               50.00              310,000

          600     Wells Fargo & Co.                                       October 2009               27.00               97,500

          900     Wells Fargo & Co.                                       January 2010               30.00              162,000

          820     Williams-Sonoma, Inc.                                   November 2009              15.00              438,700

          600     Williams-Sonoma, Inc.                                   November 2009              20.00               94,500

          500     Williams-Sonoma, Inc.                                   February 2010              17.50              200,000

          100     XTO Energy, Inc.                                        November 2009              38.00               45,000

          860     XTO Energy, Inc.                                        January 2010               45.00              172,000

          540     Yahoo!, Inc.                                            October 2009               15.00              153,630

          800     Yahoo!, Inc.                                            January 2010               17.50              135,600

          600     Zebra Technologies Corp. - Class A                      November 2009              22.50              222,000

          220     Zebra Technologies Corp. - Class A                      February 2010              25.00               56,650

          200     Zebra Technologies Corp. - Class A                      November 2009              25.00               35,500

          275     Zebra Technologies Corp. - Class A                      December 2009              45.00              247,500

          150     Zimmer Holdings, Inc.                                    March 2010                55.00               56,250
                                                                                                               -----------------

                  TOTAL VALUE OF CALL OPTIONS WRITTEN
                  (Premiums received $12,500,822)                                                                $   21,063,465
                                                                                                               -----------------


(b)Non-income producing security.

                      Country Allocation*
-------------------------------------------------------------------------
United States                                                      92.2%
Singapore                                                           2.2%
Switzerland                                                         1.9%
Cayman Islands                                                      1.8%
Israel                                                              1.0%
Netherlands Antilles                                                0.9%

* Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

On July 17, 2009, Claymore Group Inc., the parent company of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc. which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between Madison/Claymore Covered Call & Equity Strategy Fund (the "Fund") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Fund's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, put of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ending June 30, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. FSP 157-4 requires disclosure in interim and annual periods of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques. FSP 157-4 is effective for interim and annual reporting periods ending June 15, 2009. The Fund adopted FSP 157-4 effective on June 30, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2009:

Description                         Level 1                Level 2              Level 3               Total
                               -------------------    -----------------    -----------------    -------------------
(value in $000s)
Assets:
Common Stocks:
  Computers                             $   4,056                  $ -                  $ -              $   4,056
  Consumer Discretionary                   36,274                    -                    -                 36,274
  Consumer Services                        14,406                    -                    -                 14,406
  Energy                                   17,908                    -                    -                 17,908
  Financials                               35,044                    -                    -                 35,044
  Health Care                              38,571                    -                    -                 38,571
  Industrials                               2,823                    -                    -                  2,823
  Insurance                                   806                    -                    -                    806
  Software                                  5,750                    -                    -                  5,750
  Technology                               42,104                    -                    -                 42,104
Exchange-Traded Funds                       6,338                    -                    -                  6,338
Money Market Fund                           3,425                    -                    -                  3,425
                               -------------------    -----------------    -----------------    -------------------
Total                                   $ 207,505                  $ -                  $ -              $ 207,505
                               ===================    =================    =================    ===================

Liabilities:
Written Options                          $ 21,063                  $ -                  $ -              $  21,063
                               -------------------    -----------------    -----------------    -------------------
Total                                    $ 21,063                  $ -                  $ -              $  21,063
                               ===================    =================    =================    ===================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             Madison/Claymore Covered Call & Equity Strategy Fund
             -------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: November 24, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: November 24, 2009
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: November 24, 2009
      --------------------------------------------------------------------------